BALANCE SHEET (Parenthetical) - $ / shares	2 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Oct. 31, 2020	Oct. 23, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	0
Common shares, shares outstanding	0	5,236,031
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares issued		5,236,031
Temporary equity, shares outstanding	0	35,013,969
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)		$ 0.0001
Common shares, shares authorized		500,000,000
Common shares, shares issued	0	5,236,031
Common shares, shares outstanding	0	5,236,031
Class A Common Stock Not Subject to Redemption | Over-allotment option
Maximum shares subject to forfeiture	1,312,500
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	10,062,500	10,062,500		10,062,500
Common shares, shares outstanding	10,062,500	10,062,500
Class B Common Stock Subject to Redemption | Over-allotment option
Maximum shares subject to forfeiture	1,312,500